Dodie Kent
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                             Fax: (212) 314-3959


                                                              December 7, 2009

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


RE: AXA Equitable Life Insurance Company ("AXA Equitable" or the "Company") Separate Account 49 of AXA Equitable Life Insurance Company
         Retirement Cornerstone Series
         Pre-Effective Amendment No. 7 filed on Form N-4
         File Nos. 811-07659 and 333-160951 (the "Registration Statement")


Ladies and Gentlemen:

With this letter, the Company is filing Pre-Effective Amendment No. 7 (the "Amendment") to the Registration Statement. The Amendment reflects the Company's response to the staff comments, provided on December 4, 2009, with respect to Pre-Effective Amendment Nos. 4, 5 and 6 and the Company's letter of November 16, 2009.

By a separate letter, the Company and their principal underwriters request that the Commission issue an order accelerating the effective date of the Registration Statement. The letter also provides Tandy representations.

In response to a request from the staff, the Company confirms that the hypothetical illustrations in Appendix III use the standards set by Item 25 of Form N-6 regarding the calculation of portfolio company fees and expenses. In particular, Appendix III uses an arithmetic average approach and does not take into account expense limitations. Also consistent with Form N-6, the narrative information explains the illustrations, including a description of the expenses, a statement that the illustrations are based on return assumptions and contract owner characteristics, a statement about differing circumstances, and the offer of a personalized illustration. The illustrations differ from the Form N-6 standards in some respects, primarily because of the differences between life insurance and annuity contracts. For example, the illustrations show key values applicable to this contract, such as benefit bases and withdrawal amounts, in an effort to enhance investor understanding of the contract through examples. The illustrations show gross returns of 0% and 6%, which is consistent with Form N-6, but the company determined that the charts would have too much information if there was an attempt to show a third assumed rate of return. We note that the use of 0% and 6% is consistent with both the personalized point-of-sale illustrations used by the Company (which reflect 0% and one other rate of return) and FINRA's recent proposed rule regarding variable contract illustrations.

In response to a request from the staff, we add the following clarification to our response 8.a. in our letter of November 16, 2009. The Retirement Cornerstone contract has the same withdrawal charge amount as the 2006 Amended Contract (as defined in the letter of November 16, 2009) for the contract years in which the credit may be recaptured. That fact further supports our position that the Retirement Cornerstone contract is "substantially similar in all material respects" to the 2006 Amended Contract.

We appreciate the assistance of the staff with respect to this Registration Statement and our request for acceleration.




                                                          Very truly yours,

                                                          /s/ Dodie Kent
                                                          ---------------------
                                                          Dodie Kent

cc:  Sonny Oh, Esq.
     Christopher E. Palmer, Esq.